UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                         UBS Event & Equity Fund L.L.C.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004




                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital ...............          1

Statement of Operations .............................................          2

Statements of Changes in Members' Capital ...........................          3

Statement of Cash Flows .............................................          4

Notes to Financial Statements .......................................          5

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2004

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $252,300,000)      $287,017,705
Cash and cash equivalents                                             5,782,207
Advance subscription in Investment Fund                               3,500,000
Interest receivable                                                         928
Other assets                                                              7,558
--------------------------------------------------------------------------------

Total Assets                                                        296,308,398
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               11,781,225
   UBS Admin fee                                                        306,934
   Professional fees                                                     75,001
   Administration fee                                                    52,772
   Other                                                                 36,195
--------------------------------------------------------------------------------

Total Liabilities                                                    12,252,127
--------------------------------------------------------------------------------

Net Assets                                                         $284,056,271
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $249,338,566
Accumulated net unrealized appreciation on investments               34,717,705
--------------------------------------------------------------------------------

Members' Capital                                                   $284,056,271
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

-------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                  $    20,369
--------------------------------------------------------------------------------------

Total Investment Income                                                        20,369
--------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                               1,584,334
Administration fee                                                            134,502
Professional fees                                                              75,288
Miscellaneous                                                                  65,686
--------------------------------------------------------------------------------------

Total Expenses                                                              1,859,810
--------------------------------------------------------------------------------------

Net Investment Loss                                                        (1,839,441)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                              5,288
Change in net unrealized appreciation/depreciation from investments         8,499,458
--------------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                           8,504,746
--------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                            $ 6,665,305
--------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                         UBS FUND
                                                                      ADVISOR, L.L.C.             MEMBERS                TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2003                                    $ 1,004,626             $149,494,885           $150,499,511

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                       (1,023)              (2,477,398)            (2,478,421)
  Net realized gain (loss) from investments                                   (137)               1,445,070              1,444,933
  Change in net unrealized
         appreciation from investments                                      82,628               25,110,374             25,193,002
Incentive allocation                                                     1,080,448                        -              1,080,448
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Members' Capital
         Derived from Operations                                         1,161,916               24,078,046             25,239,962
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -               54,219,989             54,219,989
  Members' withdrawals                                                  (1,090,724)             (23,927,101)           (25,017,825)
  Offering costs                                                               (12)                 (38,337)               (38,349)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital Derived
         from Capital Transactions                                      (1,090,736)              30,254,551             29,163,815
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                  $ 1,075,806             $203,827,482           $204,903,288
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                          (17)              (1,834,760)            (1,834,777)
  Net realized gain (loss) from investments                                      -                    5,275                  5,275
  Change in net unrealized
         appreciation/depreciation from investments                            627                8,477,279              8,477,906
Incentive allocation                                                        16,901                        -                 16,901
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Members' Capital
         Derived from Operations                                            17,511                6,647,794              6,665,305
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -               85,711,797             85,711,797
  Members' withdrawals                                                  (1,058,850)             (12,144,421)           (13,203,271)
  Offering costs                                                                 -                  (20,848)               (20,848)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital Derived
         from Capital Transactions                                      (1,058,850)              73,546,528             72,487,678
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                                      $    34,467             $284,021,804           $284,056,271
-----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                             $  6,665,305
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                              (78,000,000)
Proceeds from disposition of investments                                                4,505,288
Net realized gain from investments                                                         (5,288)
Change in net unrealized appreciation/depreciation from investments                    (8,499,458)
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Advance subscription in investments                                               1,500,000
      Receivable from investments                                                         630,377
      Interest receivable                                                                   1,756
      Other assets                                                                         (6,853)
    Increase (decrease) in payables:
      UBS Admin fee                                                                        81,171
      Administration fee                                                                   14,672
      Professional fees                                                                   (11,374)
      Other                                                                                24,145
--------------------------------------------------------------------------------------------------
Net cash used in operating activities                                                 (73,100,259)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                   85,711,797
Members' withdrawals                                                                  (14,804,493)
Adviser withdrawals                                                                    (1,058,850)
Offering costs                                                                            (20,848)
--------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                              69,827,606

Net decrease in cash and cash equivalents                                              (3,272,653)
Cash and cash equivalents--beginning of period                                          9,054,860
--------------------------------------------------------------------------------------------------
Cash and cash equivalents--end of period                                             $  5,782,207
--------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Event & Equity Fund, L.L.C. (the "Fund") (formerly, UBS PW Event & Equity Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") (formerly, PW Fund Advisor, L.L.C.), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Footnote 6)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.  CASH AND CASH EQUIVALENTS (CONTINUED)

         market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2004 there were no open repurchase agreements.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3.    RELATED PARTY TRANSACTIONS

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive
         Allocation for the six months ended June 30, 2004 and the year ended December 31, 2003 was $16,901 and $1,080,448 respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2004 were $12,625.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

   5.    SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the six months ended June 30, 2004, amounted to $78,000,000 and $4,505,287, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

   6.    INVESTMENTS

         As of June 30, 2004, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   6.    INVESTMENTS (CONTINUED)

         Investment Funds at June 30, 2004.

                  Investment Objective                          Cost                    Fair Value
                  --------------------                          ----                    ----------
                        Distressed Securities              $ 80,504,370                $91,582,162
                        Long/Short Equity                    65,693,689                 74,733,459
                        Special Situations                   50,763,607                 57,748,926
                        Convertible Arbitrage                39,221,092                 44,618,105
                        Merger Arbitrage                     16,117,242                  18,335,053
                                                           ------------                ------------
                          Total                            $252,300,000                $287,017,705
                                                           ============                ============

         The following table lists the Fund's investments in Investment Funds as of June 30, 2004. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of up to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                        REALIZED AND
                                                                         UNREALIZED                          % OF
                                                                         GAIN FROM                          MEMBERS'
   INVESTMENT FUND:                                   COST              INVESTMENTS         FAIR VALUE      CAPITAL       LIQUIDITY
   ----------------                                   ----              -----------         ----------      -------       ---------
   Aspen Partners, L.P.(Series A)                  $18,000,000          $1,020,401         $20,483,355       7.21%        Annually
                                                                                                                           Semi-
   Avery Partners, L.P.                              6,000,000              26,409           6,204,760       2.18          Annually
   Blue Coast Partners II, L.P.                     13,500,000               8,482          14,830,488       5.22         Quarterly
   Canyon Value Realization Fund, L.P.               7,500,000             552,844          10,499,702       3.70         Annually
   Epsilon Global Active Value Fund II-B, L.P.      21,000,000             821,583          23,231,442       8.18         Quarterly
   Grace Convertible Arbitrage, L.P.                 9,500,000           (181,437)           9,567,333       3.37         Quarterly
   Gracie Capital, L.P.                              6,000,000             410,826           7,997,705       2.82         Annually
   Gruss Arbitrage Partners, L.P.                    9,500,000             200,478           9,931,021       3.50         Quarterly
   Harbert Distressed Investment Fund, L.P.         14,000,000             738,144          18,370,217       6.47         Quarterly
   Imperium Market Neutral Fund (QP), L.P.          15,000,000             335,055          15,287,298       5.38         Quarterly
   Kamunting Street, L.P.                           10,000,000            (46,000)           9,954,000       3.50         Quarterly
   Kynikos Opportunity Fund II, L.P.                 1,500,000              45,144           1,545,144       0.54         Quarterly
   Marathon Global Convertible Fund L.P.             5,500,000             (8,878)           5,762,579       2.03         Quarterly
   Nisswa Fund, L.P.                                 9,500,000           (464,962)           9,177,000       3.23         Quarterly
   North Run (QP), L.P.                              5,000,000             423,063           5,482,706       1.93         Quarterly
   OZ Domestic Partners, L.P.                       16,000,000             814,024          19,322,081       6.80         Annually
   Para Partner, L.P.                               13,500,000             207,695          14,757,189       5.20         Quarterly
   Polygon Global Opportunities, L.P.                7,000,000             109,244           7,519,362       2.65         Quarterly
   Satellite Credit Opportunity Fund, LTD.           1,000,000              55,425           1,376,807       0.48         Annually
   Scottwood Partners, L.P.                          6,000,000              96,330           7,652,161       2.69         Quarterly
   Seneca Capital, L.P.                             14,000,000             813,037          16,061,283       5.65         Annually
   Stadia Capital Partners (QP), L.P.               14,300,000             326,322          16,616,137       5.85         Quarterly

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   6.    INVESTMENTS (CONTINUED)


   The Pegasus Fund, LTD.                           7,000,000             222,543           7,374,272       2.60         Monthly
   Trilogy Financial Partners, L.P.                14,000,000             381,958          15,429,552       5.43         Quarterly
   Whitney New Japan Partners, L.P.                 8,000,000           1,591,728          12,584,111       4.43         Quarterly
   Redeemed Investment Funds                                -               5,288                   -          -
                                                 ============          ==========         -----------     ------
   TOTAL                                         $252,300,000          $8,504,746         287,017,705     101.04
                                                 ============          ==========
   LIABILITIES, LESS OTHER ASSETS                                                          (2,961,434)     (1.04)
                                                                                         ------------     ------
   MEMBERS' CAPITAL                                                                      $284,056,271     100.00%
                                                                                         ============     ======


     7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                   PERIOD FROM
                                                              SIX MONTHS                                          OCTOBER 1, 2001
                                                                 ENDED                                           (COMMENCEMENT OF
                                                             JUNE 30, 2004       YEARS ENDED DECEMBER           OPERATIONS) THROUGH
                                                              (UNAUDITED)       2003              2002           DECEMBER 31, 2001
                                                             -------------      -----             ----          -------------------

   Ratio of net investment loss to average net assets****      (1.49)%*        (1.43)%           (1.57)%             (3.90)%*
   Ratio of total expenses to average net assets(a), ****        1.51%*          1.47%             1.67%               4.19%*
   Portfolio turnover rate                                       1.86%          31.46%            10.80%               0.00%
   Total return pre incentive allocation**                       2.96%          14.81%           (2.91)%             (0.10)%
   Total return post incentive allocation***                     2.82%          14.07%           (2.91)%             (0.10)%
   Net asset value at end of period                          $284,056,271    $204,903,288     $150,499,511         $62,629,473

         (a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENT

         Effective July 2, 2004 the Fund, along with other UBS sponsored funds, entered into a $75,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies and on or after August 31, 2004 its Funds proxy voting record for the most recent twelve month period ended June30 is available (i) without charge upon request by calling the Alternative Investment Group at 800-486-2608 or (ii) on the Securities and Exchange Commissions website at www.sec.gov.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Event & Equity Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.